COMMITMENTS - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 510,999	¥ 272,958